Commitments and Contingencies (Details) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 22, 2024 USD ($)	Jan. 03, 2023 USD ($)	Dec. 27, 2022 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 20, 2024 USD ($)
Loss Contingencies [Line Items]
Rent expense					$ 21	$ 8	$ 43	$ 32
Legal settlement in accrued expenses				$ 200				$ 200
License and Distribution Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from refundable upfront payment		$ 100
Proceeds from milestone payment to be received			$ 500
Agreement term			3 years
Amended License and Distribution Agreement [Member]
Loss Contingencies [Line Items]
Nonrefundable upfront payment				$ 100
Nuwellis, Inc [Member] | Confidential Settlement Agreement [Member]
Loss Contingencies [Line Items]
Aggregate amount payable in installments									$ 900
Number of installments							3
Payment of first installments	$ 500
Contractual obligation							$ 200